LORD ABBETT TRUST I
30 Hudson Street
Jersey City, New Jersey 07302-4804

December 2, 2024

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re: Lord Abbett Trust I (the “Registrant”)
1933 Act File No. 333-60304
1940 Act File No. 811-10371

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on November 26, 2024; and

2. the text of Post-Effective Amendment No. 63, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on November 26, 2024.

Sincerely,

/s/Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President, Secretary, and Chief Legal Officer
Lord Abbett Funds